Shareholder Report, Average Annual Return (Details) 190876_Brown Advisory Sustainable Small-Cap Core Fund_Investor Shares_TSR Annual {Investor Shares}	12 Months Ended	57 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	29.82%	6.41%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	22.02%	13.33%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	40.78%	8.38%